Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule of Inventories [Abstract]
Raw materials	$ 8,206,251	$ 10,699,515	$ 1,551,440
Finished goods	1,417,892	319,600	336,604
Packaging material	26,921	27,722	28,529
Inventories, net	$ 9,651,064	$ 11,046,837	$ 1,916,573